(Gain)/ loss on foreign currency exchange	12 Months Ended
Mar. 31, 2017
Foreign Currency [Abstract]
(Gain)/ loss on foreign currency exchange

13. (Gain)/ loss on foreign currency exchange

(Gain)/ loss on foreign currency exchange consists of the following:

	Year ended March 31,
	2015 (INR)	2016 (INR)	2017 (INR)	2017 (US$)
Unrealized loss/ (gain) on foreign currency loans	240,656	338,297	(126,943)	(1,958)
Realized gain on foreign currency loans	(42,280)	(80,542)	(106,299)	(1,639)
Unrealized loss on derivative instruments	7,342	11,069	61,862	954
Realized loss on derivative instruments	93,910	74,313	123,792	1,909
Other gain on foreign currency exchange	—	—	(61,540)	(949)

	299,628	343,137	(109,128)	(1,683)